MARKET RISK BENEFITS - Schedule of Net Balance of Market Risk Benefit Asset and Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Market Risk Benefit [Roll Forward]
Balance, beginning of period	$ 2,799	$ 55
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	2,549	39
Acquisition from business combination	0	2,376
Derecognition	0	(129)
Issuance	(6)	3
Interest accrual	70	24
Attributed fees collected	121	52
Benefits payments	0	0
Effect of changes in interest rates	51	138
Effect of changes in equity markets	98	(24)
Effect of changes in equity index volatility	(43)	(24)
Effect of changes in future expected policyholder behavior	68	(8)
Effect of changes in other future expected assumptions	7	67
Balance, end of period, before the effect of changes in the instrument-specific credit risk	2,915	2,514
Effect of changes in the ending instrument-specific credit risk	278	58
Balance, end of period	3,193	2,572	$ 2,799
Less: Reinsured MRB, end of period	(576)	(618)
Balance, end of period, net of reinsurance	2,617	1,954
Net amount at risk	$ 12,460	$ 12,051
Weighted-average attained age of contract holders (years)	71 years	71 years